Other (Income) Expense	12 Months Ended
Dec. 31, 2016
Other Nonoperating Income (Expense) [Abstract]
Other Expense (Income)
Other (Income) Expense

The components of other (income) expense from continuing operations were as follows:

	Year Ended December 31
	2016	2015	2014
Restructuring charges	$.8	$1.6	$.9
Asset impairments (see Note C)	.4	2.2	1.3
Currency (gain) loss	(2.1)	(2.1)	.3
Royalty income	(.3)	(.9)	(1.0)
(Gain) loss from diversified investments associated with stock-based compensation plans	(2.2)	.3	(1.2)
Other income	(2.2)	(5.7)	(5.6)
	$(5.6)	$(4.6)	$(5.3)